Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders' Deficit [Abstract]
Stockholders' Deficit

15. Stockholders' Equity (Deficit)

Common Stock

After the completion of the IPO in May 2011, the Company amended its certificate of incorporation and increased its authorized number of shares of common stock to 1,000,000,000.

Holders of common stock are entitled to dividends if and when declared by the Board of Directors and after obtaining the majority consent of preferred stockholders.

Each share of common stock has the right to one vote per share. Each restricted stock purchase right has the right to one vote per share and the right to receive dividends or other distributions paid or made with respect to common shares, subject to restrictions for continued employment service.

Common Stock Warrants

During 2006, in connection with a Master Service Agreement ("MSA") with the United States Tennis Association ("USTA"), the Company issued warrants to purchase 239,027 shares of the Company's common stock at an exercise price of $9.28 per share. These warrants were exercisable immediately after issuance and would expire in 10 years. In conjunction with the December 2010 renewal of the MSA, the Company extended the exercise period of the warrants an additional 5 years. The total fair value of the warrants at the date of issuance and modification of $1.5 million was calculated using the Black-Scholes option pricing model using the following assumptions: contractual life of ten to eleven years; expected volatility between 52.6% – 82.1%; risk free interest rate between 3.0% – 4.9%; and a dividend yield of 0%. The warrants were net exercised on the closing date of the Company's IPO and the Company issued 91,148 shares of common stock to the USTA. The amortization of the warrants was approximately $0.1 million for the three months ended September 30, 2011 and 2010, respectively, and $0.1 million and $0.2 million for the nine months ended September 30, 2011 and 2010, respectively.

In conjunction with the 2007 Loan and Security Agreement and amendments to the 2007 Loan and Security Agreement in April 2010 and December 2010, the Company issued warrants to Gold Hill and Escalate to purchase 131,030 shares of common stock and 198,210 shares of common stock, respectively, at an exercise price of $0.001 per share. The fair value of these warrants of $2.2 million was calculated using the Black-Scholes option pricing model at the various dates of issuance using the following assumptions: contractual life of seven years; expected volatility between 51.4% – 71.0%; risk free rate between 2.7% – 4.5%; and a dividend yield of 0%. This estimated fair value, which represents a debt discount, is accounted for as interest expense over the term of the Agreement. The warrants were net exercised on the closing date of the Company's IPO and the Company issued 131,021 and 198,196 shares of common stock to Gold Hill and Escalate, respectively. Interest expense related to the amortization of the warrants was approximately $0.6 million and $0.2 million for the three months ended September 30, 2011 and 2010, respectively, and $0.7 million and $0.4 million for the nine months ended September 30, 2011 and 2010, respectively. Included in the interest expense for the three and nine months ended September 30, 2011 was $0.5 million incurred as a result of repayment of the outstanding principal amount of the long-term debt under the Agreement with Gold Hill and Escalate (Note 11).

15. Stockholders' Deficit

Common Stock

At December 31, 2009 and 2010, there were 65,000,000 shares of common stock authorized, and 8,126,621 shares and 9,755,354 shares and 11,335,127 shares issued and outstanding, respectively. Holders of common stock are entitled to dividends if and when declared by the Board of Directors and after obtaining the majority consent of preferred stockholders.

Each share of common stock has the right to one vote per share. Each restricted stock purchase right has the right to one vote per share and the right to receive dividends or other distributions paid or made with respect to common shares, subject to restrictions for continued employment service.

Common Stock Reserved for Future Issuance

As of December 31, 2010, the Company had reserved the following shares of common stock for future issuances in connection with the following:

Series A Convertible Preferred	1,179,582
Series B Convertible Preferred	7,627,510
Series C Redeemable Convertible Preferred	3,114,019
Series D Redeemable Convertible Preferred	5,855,037
Series E Redeemable Convertible Preferred	6,998,966
Series F Redeemable Convertible Preferred	9,856,779
Warrants to purchase common stock	576,951
Convertible debt	281,438
Stock option plan:
Options outstanding	11,433,588
Options available for future grants	150,435

Total	47,074,305

Stock Repurchases

The Company repurchased 263,813 shares of common stock and cancelled 850,108 shares of stock options from certain stockholders during the year ended December 31, 2008. The total purchase price was $9.0 million for 2008. Of the total purchase price, $1.8 million was recorded as a repurchase of treasury stock at fair value, and the remaining $6.0 million was recorded as stock-based compensation expense in 2008. During 2008, the Company recorded approximately $1.3 million as a reduction to additional paid in capital related to the fair value of the repurchased options re-measured at the time of repurchase. There was no repurchase of any shares of common stock or shares of stock options during the year ended December 31, 2009 and 2010.

Common Stock Warrants

During 2006, in connection with a Master Service Agreement ("MSA") with the United States Tennis Association, the Company issued warrants to purchase 239,027 shares of the Company's common stock at an exercise price of $9.28 per share. These warrants are exercisable immediately after issuance and expire in 10 years. The fair value of the warrants of $1.2 million was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: contractual life of ten years; expected volatility of 82.1%, risk free interest rate of 4.9% and a dividend yield of 0%.

In conjunction with the December 2010 renewal of the MSA, the Company extended the exercise period of the warrants an additional 5 years. As a result of this modification, an incremental $0.3 million was recorded as an asset, which was calculated using the Black-Scholes option pricing model at the date of modification using the following assumptions: contractual life of eleven years; expected volatility of 52.6%, risk free interest rate of 3.0% and a dividend yield of 0%. This estimated value was added to the remaining balance for the original warrant and will be recorded as contra-revenue over the amended term of the MSA of an additional five years. The amortization of the warrants was approximately $0.2 million for each of the years ended December 31, 2008, 2009 and 2010. As of December 31, 2010, the warrants have not been exercised.

In conjunction with the 2007 Loan and Security Agreement, the Company issued warrants to Gold Hill and Escalate at various times during the year to purchase 107,530 shares and 146,710 shares, of the Company's common stock at an exercise price of $0.001 per share. These warrants are exercisable immediately after issuance and expire the earlier of (1) seven years; (2) an initial public offering; or (3) the closing of an acquisition of the Company. The fair value of these warrants of $1.8 million was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: contractual life of seven years; expected volatility between 67.2% – 71.0%; risk free rate between 3.8% – 4.5%; and a dividend yield of 0%. This estimated fair value, which represents a debt discount, is expensed to interest expense over the term of the Agreement.

In conjunction with the April 2010 amendment to the 2007 Loan and Security Agreement, the Company issued warrants to Escalate to purchase 20,000 shares of the Company's common stock at an exercise price of $0.001 per share. These warrants are exercisable immediately after issuance and expire the earlier of (1) seven years; (2) an initial public offering; or (3) the closing of an acquisition of the Company. The fair value of the warrants of $0.1 million was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: contractual life of seven years; expected volatility of 53.16%, risk free interest rate of 3.2% and a dividend yield of 0%. This estimated value, which represents a debt discount, is expensed to interest expense over the term of the Agreements.

In conjunction with the December 2010 amendment to the 2007 Loan and Security Agreement, the Company issued warrants to Gold Hill and Escalate to purchase 23,500 and 31,500 shares of common stock at an exercise price of $0.001, respectively. The fair value of the warrants of $0.3 million was calculated using the Black-Scholes option pricing model at the date of issuance using the following assumptions: contractual life of seven years; expected volatility of 51.41%, risk free interest rate of 2.7% and a dividend yield of 0%. This estimated value, which represents a debt discount, is expensed to interest expense over the term of the Agreement.

Interest expense related to the amortization of the warrants issued in conjunction with the 2007 Loan and Security Agreement was approximately $0.5 million, $0.6 million and $0.5 million for the years ended December 31, 2008, 2009 and 2010, respectively. As of December 31, 2010, no warrants have been exercised.